Material Accounting Policies - Schedule of Amortizes Intangible Assets (Details)	12 Months Ended
Dec. 31, 2024
Software | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	3 years
Other Acquired Intangibles
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	3 years